Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 351,734	$ 1,384,220
Deferred Tax Assets, Valuation Allowance	7,859,732	$ 7,507,999
Data Knights Acquisition Corp [Member]
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	155,700,000
Deferred Tax Assets, Valuation Allowance	168,300,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	21,000,000
Operating Loss Carryforwards	10,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	23,000,000
Operating Loss Carryforwards	$ 8,900,000